UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (84.3%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			$1,977,000	$2,056,080

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018			2,995,000	2,845,250

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			855,000	919,124

				5,820,454
Automotive (2.0%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			1,324,000	1,327,310

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			205,000	210,125

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017(FWC)			1,786,000	1,977,994

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			3,820,000	3,810,450

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			3,590,000	4,200,300

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			2,430,000	2,409,481

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			720,000	725,596

General Motors Escrow notes 8 1/4s, 2023			2,555,000	76,650

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			1,325,000	1,335,073

Motors Liquidation Co. (Escrow) notes 8 3/8s, 2033 (Germany)			2,390,000	71,700

Navistar International Corp. sr. notes 8 1/4s, 2021			3,765,000	4,132,088

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	3,040,000	4,574,791

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$1,055,000	1,176,324

TRW Automotive, Inc. 144A sr. notes 8 7/8s, 2017			1,000,000	1,122,500

Visteon Corp. 144A sr. notes 6 3/4s, 2019			2,025,000	1,964,250

				29,114,632
Basic materials (7.2%)

Associated Materials, LLC 144A company guaranty sr. notes 9 1/8s, 2017			3,102,000	3,206,692

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			3,310,000	3,591,350

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			1,225,000	1,114,750

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			1,155,000	1,217,081

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,350,000	2,402,874

Chemtura Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			600,000	651,000

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.31s, 2013 (Netherlands)			1,067,000	1,034,990

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			3,295,000	3,640,974

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015			1,040,000	1,066,000

Exopack Holding Corp. company guaranty sr. unsec. notes 11 1/4s, 2014			3,310,000	3,392,750

Exopack Holding Corp. 144A sr. notes 10s, 2018			1,895,000	1,895,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			4,635,000	4,924,687

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			1,910,000	2,016,857

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			3,415,000	3,521,718

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			1,410,000	1,515,750

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC (Escrow) company guaranty sr. notes 8 7/8s, 2018			2,050,000	2,201,187

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			1,903,000	2,128,981

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			1,960,000	2,190,300

Ineos Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			1,380,000	1,497,300

Ineos Group Holdings PLC company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	2,135,000	3,060,962

JMC Steel Group 144A sr. notes 8 1/4s, 2018			$1,035,000	1,068,637

KRATON Polymers, LLC/KRATON Polymers Capital Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			940,000	949,400

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	1,520,000	2,205,421

Lyondell Chemical Co. sr. notes 11s, 2018			$6,881,259	7,750,017

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			2,886,000	3,246,750

Momentive Performance Materials, Inc. 144A notes 9s, 2021			4,768,000	5,101,760

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014			3,452,000	3,331,180

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A sr. sub. notes 8 3/8s, 2018			1,850,000	1,924,000

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			4,480,000	4,950,400

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			2,589,000	2,621,363

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			4,534,000	5

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	875,000	1,433,446

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$635,000	731,837

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)			1,050,000	1,224,562

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			496,000	489,800

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015 (Ireland)		EUR	300,000	441,869

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$1,808,000	1,855,460

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			2,672,000	2,949,220

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			2,777,000	3,040,814

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			2,625,000	2,789,062

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		EUR	1,835,000	2,643,201

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			1,310,000	1,324,737

TPC Group, LLC 144A sr. notes 8 1/4s, 2017			2,969,000	3,176,830

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			2,170,000	2,267,650

USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018			1,240,000	1,277,200

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes FRN Ser. B, 4.023s, 2014			360,000	346,500

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr. notes 8 3/4s, 2019			1,270,000	1,270,000

				106,682,324
Broadcasting (2.2%)

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			2,247,000	2,157,120

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			2,305,000	2,114,837

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2021			1,391,000	1,391,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2017			690,000	752,100

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			3,600,000	3,933,000

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			2,185,000	2,185,000

DISH DBS Corp. company guaranty 7 1/8s, 2016			1,317,000	1,405,897

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			2,050,000	2,231,937

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			2,435,000	2,459,350

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			2,560,000	2,720,000

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			2,845,000	3,086,824

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,537,000	2,613,110

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			45,000	47,700

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			1,740,000	2,070,600

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			3,210,000	3,410,624

				32,579,099
Building materials (1.3%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			2,135,000	2,257,762

Building Materials Corp. 144A sr. notes 7s, 2020			1,145,000	1,196,524

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			1,025,000	1,045,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			955,000	962,162

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			815,000	821,112

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			1,010,000	963,288

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			1,646,000	1,711,840

Owens Corning, Inc. company guaranty sr. unsec. notes 9s, 2019			5,150,000	6,147,812

Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018			1,010,000	997,374

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			3,437,000	3,514,333

				19,617,707
Cable television (2.1%)

Adelphia Communications Corp. escrow bonds zero %, 2012			81,000	1,215

Adelphia Communications Corp. escrow bonds zero %, 2011			4,000	60

Adelphia Communications Corp. escrow bonds zero %, 2011			4,000	60

Adelphia Communications Corp. escrow bonds zero %, 2011			2,906,000	43,590

Adelphia Communications Corp. escrow bonds zero %, 2012			2,223,000	33,345

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014			1,781,000	1,807,714

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			1,040,000	1,102,400

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			3,095,000	3,489,612

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			755,000	828,613

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			1,820,000	1,974,700

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			3,274,928	3,897,163

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			490,000	519,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			2,250,000	2,216,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,965,000	2,001,843

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			6,315,000	6,709,687

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			1,052,000	1,178,240

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			1,275,000	1,340,171

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			760,000	789,450

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			670,000	726,950

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			815,000	931,138

Virgin Media Finance PLC sr. notes 9 1/8s, 2016 (United Kingdom)			1,780,000	1,877,900

				31,469,501
Capital goods (4.6%)

Alliant Techsystems, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2020			350,000	367,500

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			765,000	759,263

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			4,450,000	4,817,124

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			750,000	783,750

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	565,000	835,843

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	790,000	1,168,700

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			$1,565,000	1,592,387

Berry Plastics Corp. notes 9 3/4s, 2021			771,000	771,964

Berry Plastics Corp. company guaranty notes FRN 4.185s, 2014			1,210,000	1,134,374

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			2,345,000	2,473,974

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			1,100,000	1,139,874

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	610,000	917,442

Delphi Corp. 144A sr. notes 6 1/8s, 2021			$1,875,000	1,875,000

Exide Technologies 144A sr. notes 8 5/8s, 2018			1,440,000	1,530,000

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			2,130,000	2,343,000

Kratos Defense & Security Solutions, Inc. 144A sr. notes 10s, 2017			3,290,000	3,619,000

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			6,886,000	8,886,101

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			400,000	448,000

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			1,696,000	1,759,600

Polypore International, Inc. 144A sr. notes 7 1/2s, 2017			1,615,000	1,715,937

Pregis Corp. company guaranty notes FRN 6.327s, 2013		EUR	425,000	588,330

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$1,660,000	1,647,550

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 1/2s, 2016 (Luxembourg)			1,330,000	1,423,100

Reynolds Group Issuer, Inc. 144A company guaranty unsec. sr. notes 9s, 2019			2,765,000	2,934,355

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			1,845,000	1,918,800

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)			530,000	546,563

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)			785,000	798,738

Ryerson Holding Corp. sr. disc. notes zero %, 2015			2,215,000	1,240,400

Ryerson, Inc. company guaranty sr. notes 12s, 2015			4,913,000	5,293,757

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			1,040,000	1,099,800

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			2,105,000	2,157,624

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017			3,915,000	4,159,687

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			2,511,000	2,680,493

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018			3,090,000	3,283,125

				68,711,155
Coal (1.8%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021(FWC)			1,865,000	1,902,300

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019(FWC)			2,000,000	2,017,500

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			2,295,000	2,421,225

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			2,141,000	2,149,028

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			4,745,000	5,266,950

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			3,785,000	4,144,574

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			405,000	409,050

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019			990,000	1,009,800

Peabody Energy Corp. company guaranty 7 3/8s, 2016			6,428,000	7,263,640

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			262,000	281,978

				26,866,045
Commercial and consumer services (1.8%)

ARAMARK Holdings Corp. 144A sr. notes 8 5/8s, 2016(PIK)			1,086,000	1,110,434

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			648,000	673,920

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			1,462,000	1,569,822

Interactive Data Corp. 144A company guaranty sr. notes 10 1/4s, 2018			6,560,000	7,298,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			3,282,000	3,347,640

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			1,365,000	1,518,563

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			4,815,000	4,357,574

Travelport LLC company guaranty 11 7/8s, 2016			1,404,000	1,221,480

Travelport LLC company guaranty 9 7/8s, 2014			1,883,000	1,746,483

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			4,330,000	3,799,574

				26,643,490
Consumer (1.0%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			1,120,000	1,226,400

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			3,876,000	4,127,940

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	410,000	608,392

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			$2,125,000	2,199,375

Yankee Acquisition Corp. company guaranty sr. notes Ser. B, 8 1/2s, 2015			4,352,000	4,531,520

YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec. notes 10 1/4s, 2016			2,175,000	2,240,250

				14,933,877
Consumer staples (6.9%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			1,755,000	1,969,988

Archibald Candy Corp. company guaranty sub. notes 10s, 2011 (In default)(F)(NON)			774,063	24,770

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			585,000	642,038

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			2,987,000	3,072,875

Bumble Bee Acquisition Corp. 144A company guaranty sr. notes 9s, 2017			2,205,000	2,265,638

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			2,580,000	2,750,925

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			3,120,000	3,285,750

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			1,445,000	1,372,750

CKE Restaurants, Inc. company guaranty sr. notes 11 3/8s, 2018			2,415,000	2,644,425

Claire's Escrow Corp. 144A sr. notes 8 7/8s, 2019			3,655,000	3,508,800

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			3,323,000	3,634,531

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			2,895,000	3,155,550

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,915,000	2,922,288

Dean Foods Co. 144A sr. notes 9 3/4s, 2018			640,000	689,600

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018			3,685,000	4,035,075

Dole Food Co. sr. notes 13 7/8s, 2014			672,000	813,960

Dole Food Co. 144A sr. notes 8s, 2016			765,000	811,856

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,455,000	2,577,750

Harry & David Operations Corp. company guaranty sr. unsec. notes 9s, 2013 (In default)(NON)			2,624,000	524,800

Harry & David Operations Corp. company guaranty sr. unsec. notes FRN 5.311s, 2012 (In default)(NON)			1,727,000	354,035

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			122,000	125,050

Hertz Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2018			920,000	966,000

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,395,000	3,690,675

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$1,050,000	1,228,500

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			7,780,000	7,624,400

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			465,000	504,525

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			1,061,000	1,151,185

Libbey Glass, Inc. sr. notes 10s, 2015			1,417,000	1,544,530

Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018			1,200,000	1,320,000

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			2,495,000	2,613,513

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			2,285,000	2,439,238

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2018			1,005,000	1,072,838

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			3,030,000	3,128,474

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			1,720,000	1,870,500

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			880,000	981,200

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			886,000	890,430

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			3,472,000	3,185,560

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			740,000	796,425

Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017			1,640,000	1,775,300

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			1,565,000	1,615,863

Service Corporation International sr. notes 7s, 2019			1,100,000	1,164,625

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			1,660,000	1,942,200

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			2,824,432	3,163,364

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018			1,482,000	1,656,135

Stewart Enterprises, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2019			2,025,000	2,045,250

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			2,508,000	3,019,005

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			1,000,000	1,032,500

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			4,485,000	4,989,563

West Corp. 144A sr. notes 7 7/8s, 2019			1,959,000	1,995,731

West Corp. 144A sr. unsec. notes 8 5/8s, 2018			1,098,000	1,157,018

				101,747,001
Energy (oil field) (1.4%)

Complete Production Services, Inc. company guaranty 8s, 2016			2,055,000	2,162,888

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018			2,520,000	2,671,200

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			6,787,000	7,194,220

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			1,350,000	1,434,375

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			2,300,000	2,323,000

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			2,190,000	2,414,475

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)(FWC)			610,000	671,000

Trico Shipping AS 144A sr. notes 13 7/8s, 2014 (Norway) (In default)(NON)			1,620,122	1,219,142

				20,090,300
Entertainment (0.7%)

AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s, 2020			4,585,000	4,865,831

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 9 1/8s, 2018			420,000	458,325

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			1,125,000	1,229,063

Cinemark USA, Inc. 144A company guaranty sr. sub. notes 7 3/8s, 2021			565,000	565,000

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			2,020,000	2,146,250

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			1,075,000	1,190,563

				10,455,032
Financials (9.4%)

ABN Amro North American Holding Preferred Capital Repackage Trust I 144A jr. sub. bonds FRB 6.523s, perpetual maturity			4,445,000	4,256,088

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			3,125,000	3,171,875

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			2,485,000	2,770,775

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,401,763

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,350,000	1,452,938

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.511s, 2014			1,484,000	1,461,881

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,542,000	1,692,345

Ally Financial, Inc. 144A company guaranty notes 6 1/4s, 2017			2,065,000	2,127,276

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			3,302,000	3,632,200

BAC Capital Trust VI bank guaranty jr. unsec. sub. notes 5 5/8s, 2035			1,820,000	1,679,966

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026			695,000	713,244

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			2,338,000	2,375,993

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			807,000	849,368

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,525,000	1,799,500

CIT Group, Inc. sr. bonds 7s, 2017			12,344,311	12,390,602

CIT Group, Inc. sr. bonds 7s, 2016			6,528,079	6,552,559

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,985,000	3,193,950

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			1,430,000	1,544,400

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			2,550,000	2,620,125

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			3,640,000	3,999,450

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,365,000	3,314,525

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			1,865,000	1,865,000

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			1,844,000	2,217,410

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			3,560,000	3,204,000

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			2,805,000	2,831,213

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,050,000	857,283

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			1,156,000	1,199,350

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			5,295,000	5,453,850

ING Groep NV jr. unsec. sub. notes 5.775s, perpetual maturity (Netherlands)			920,000	855,600

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			655,000	655,819

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			925,000	1,026,750

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			1,124,000	1,183,010

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058			490,000	667,013

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,075,000	1,118,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			550,000	548,131

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			1,455,000	1,462,275

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			3,365,000	3,756,181

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027			680,000	699,550

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			2,082,000	2,206,920

Omega Healthcare Investors, Inc. 144A sr. notes 6 3/4s, 2022(R)			2,700,000	2,693,250

Provident Funding Associates 144A sr. notes 10 1/4s, 2017			2,820,000	3,116,100

Provident Funding Associates/Provident Funding Finance 144A sr. notes 10 1/8s, 2019			1,385,000	1,433,475

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			4,002,000	3,721,860

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			6,165,000	6,288,300

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, 2049 (United Kingdom)			6,180,000	5,955,975

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			1,015,000	1,037,838

SLM Corp. sr. notes Ser. MTN, 8s, 2020			1,975,000	2,178,038

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			7,245,000	8,168,738

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			6,765,000	6,426,750

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 5.85s, 2013			1,540,000	1,547,700

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			1,365,000	1,371,825

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.136s, 2014			756,000	723,870

				139,471,897
Gaming and lottery (2.9%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			2,551,000	2,723,193

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			2,530,000	2,624,875

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			8,866,000	8,201,050

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015			710,000	731,300

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			4,810,000	5,411,250

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			4,445,000	4,411,663

Isle of Capri Casinos, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2019			2,050,000	2,083,313

Mashantucket Western Pequot Tribe 144A bonds 8 1/2s, 2015 (In default)(NON)			4,615,000	380,738

MTR Gaming Group, Inc. company guaranty sr. notes 12 5/8s, 2014			4,350,000	4,589,250

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			675,000	736,594

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			1,475,000	1,622,500

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			2,940,000	3,006,150

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty mtge. notes 7 3/4s, 2020			1,485,000	1,627,931

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			4,877,000	5,370,796

				43,520,603
Health care (6.1%)

Aviv Healthcare Properties LP 144A sr. notes 7 3/4s, 2019			2,083,000	2,129,868

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			1,789,000	1,976,845

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			2,910,000	3,142,800

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			1,315,000	1,326,506

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			5,719,000	5,904,868

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,473,313

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$5,475,000	5,913,000

CRC Health Corp. company guaranty sr. unsec. notes 10 3/4s, 2016			620,000	637,050

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			685,000	702,125

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			2,040,000	2,088,450

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			3,550,000	3,798,500

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			3,370,000	3,311,025

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)			2,809,000	2,956,473

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021			3,029,000	3,169,091

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)			4,305,000	4,606,350

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			4,655,000	5,207,781

HCA, Inc. sr. sec. notes 9 1/4s, 2016			5,580,000	5,956,650

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			3,165,000	3,307,425

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			4,735,000	4,764,594

Kindred Escrow Corp. 144A sr. notes 8 1/4s, 2019(FWC)			1,870,000	1,886,363

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			2,010,000	2,170,800

Select Medical Corp. company guaranty 7 5/8s, 2015			450,000	455,625

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			3,850,000	3,984,750

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			762,852	785,738

Talecris Biotherapeutics Holdings Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			630,000	705,600

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,340,000	1,534,300

Tenet Healthcare Corp. sr. notes 9s, 2015			4,144,000	4,511,780

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			1,950,000	2,169,375

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020			2,450,000	2,532,688

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			1,000,000	1,058,750

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			410,000	401,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,020,000	1,004,700

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			410,000	405,900

Vanguard Health Systems, Inc. 144A sr. notes zero %, 2016			3,155,000	2,038,919

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			2,276,000	2,431,897

				90,451,699
Homebuilding (1.5%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			1,175,000	1,107,438

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			1,390,000	1,308,338

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019			1,590,000	1,506,525

M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018			4,455,000	4,377,038

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			2,405,000	2,495,188

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,915,000	1,766,588

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			215,000	220,375

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			795,000	798,975

Realogy Corp. 144A company guaranty sr. unsec. notes 11 1/2s, 2017			4,625,000	4,879,375

Standard Pacific Corp. company guaranty sr. notes 10 3/4s, 2016			1,950,000	2,252,250

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			473,000	496,650

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2021			467,000	468,168

				21,676,908
Household furniture and appliances (0.2%)

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			2,256,000	2,532,360

				2,532,360
Lodging/Tourism (1.1%)

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			3,445,000	3,849,788

FelCor Escrow Holdings, LLC 144A sr. notes 6 3/4s, 2019(R)			3,800,000	3,781,000

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			3,790,000	4,339,550

MGM Resorts International company guaranty sr. notes 9s, 2020			515,000	572,938

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			965,000	922,781

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			1,160,000	1,135,350

MGM Resorts International sr. notes 10 3/8s, 2014			485,000	560,175

MGM Resorts International sr. notes 6 3/4s, 2012			2,000	2,040

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			1,070,000	1,102,100

				16,265,722
Media (0.5%)

Affinion Group Holdings, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			2,385,000	2,414,813

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 7 3/4s, 2018			2,050,000	2,198,625

WMG Acquisition Corp. company guaranty sr. sub. notes 7 3/8s, 2014			1,265,000	1,280,813

WMG Holdings Corp. company guaranty sr. unsec. disc. notes 9 1/2s, 2014			655,000	680,381

				6,574,632
Oil and gas (7.8%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			5,315,000	6,303,074

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			1,675,000	1,887,561

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			330,000	379,286

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			1,140,000	1,185,350

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			1,142,000	1,187,680

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			2,045,000	2,244,388

Brigham Exploration Co. 144A company guaranty sr. unsec. notes 6 7/8s, 2019			655,000	658,275

Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s, 2018			4,110,000	4,366,875

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,880,000	2,091,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			5,058,000	5,285,610

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			1,035,000	1,071,225

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			790,000	932,200

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. notes 5 7/8s, 2021			1,047,000	1,052,235

Compton Petroleum Finance Corp. company guaranty sr. unsec. notes 10s, 2017 (Canada)			2,163,170	1,622,378

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			1,255,000	1,324,025

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			2,800,000	2,814,000

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,440,000	5,902,400

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016			475,000	534,375

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			2,062,000	2,268,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,445,000	1,468,481

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			5,480,000	5,507,400

Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. unsec. notes 6 1/2s, 2021			1,412,000	1,406,705

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019(FWC)			1,865,000	1,874,325

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			4,280,000	4,312,100

Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2021			3,185,000	3,280,550

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			2,259,000	2,405,835

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			2,060,000	2,075,450

Milagro Oil & Gas 144A notes 10 1/2s, 2016			2,825,000	2,697,875

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			1,162,000	1,199,765

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			490,000	524,913

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			3,939,000	4,017,780

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada)			2,275,000	1,131,813

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada)			5,540,000	2,728,450

OPTI Canada, Inc. 144A company guaranty sr. notes 9 3/4s, 2013 (Canada)			730,000	735,475

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)			105,000	105,525

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			3,685,000	4,145,625

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			787,000	818,480

Plains Exploration & Production Co. company guaranty 7s, 2017			4,966,000	5,102,565

Quicksilver Resources, Inc. company guaranty 7 1/8s, 2016			1,017,000	1,001,745

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			1,223,000	1,290,265

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,630,000	1,890,800

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,080,000	1,139,400

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,205,000	3,581,588

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			4,321,000	4,439,828

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			615,000	636,525

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			5,452,000	5,724,600

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016			925,000	1,019,813

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			1,255,000	1,284,806

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			745,000	756,639

Whiting Petroleum Corp. company guaranty 7s, 2014			2,107,000	2,275,560

Williams Cos., Inc. (The) notes 7 3/4s, 2031			474,000	598,723

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			1,033,000	1,346,322

				115,636,363
Publishing (0.6%)

American Media, Inc. 144A notes 13 1/2s, 2018			334,251	362,662

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			3,790,000	3,600,500

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,140,000	2,172,100

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			849,000	855,368

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017			1,925,000	2,107,875

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)			3,373,883	168,694

				9,267,199
Regional Bells (0.9%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			1,218,000	1,236,270

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			2,825,000	2,726,125

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			2,615,000	2,866,694

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,465,000	1,607,838

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			1,355,000	1,492,194

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			462,000	468,353

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,586,000	2,760,555

				13,158,029
Retail (2.9%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	838,000

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			4,251,000	4,325,393

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			2,065,000	2,070,163

Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018			1,240,000	1,156,300

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,265,000	2,352,769

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2015			2,580,000	3,096,000

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			4,555,000	4,925,094

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			2,065,000	2,090,813

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015			1,415,000	1,489,288

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			4,421,000	4,553,630

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,455,000	1,567,763

QVC Inc. 144A sr. notes 7 1/2s, 2019			3,215,000	3,464,163

QVC Inc. 144A sr. notes 7 3/8s, 2020			1,425,000	1,528,313

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018			1,933,000	1,778,360

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			610,000	632,875

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,400,000	2,571,000

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			3,365,000	3,802,450

				42,242,374
Technology (4.8%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			1,265,000	1,337,738

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			835,000	876,750

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			529,000	485,358

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015(PIK)			930,000	967,200

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			3,643,000	3,784,166

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			2,815,000	2,751,663

Buccaneer Merger Sub, Inc. 144A sr. notes 9 1/8s, 2019			2,960,000	3,170,900

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			2,941,850	3,077,911

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			3,705,000	3,839,306

CommScope, Inc. 144A sr. notes 8 1/4s, 2019			2,080,000	2,178,800

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)			1,495,000	1,511,819

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			750,000	826,875

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			1,475,000	1,622,500

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			1,221,612	1,278,112

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			5,217,000	5,230,043

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,285,000	1,307,488

First Data Corp. 144A sr. bonds 12 5/8s, 2021			7,340,000	7,982,250

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			1,275,000	1,443,938

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			2,645,000	2,949,175

Freescale Semiconductor, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2020			6,089,000	7,002,350

Iron Mountain, Inc. company guaranty 6 5/8s, 2016			211,000	211,000

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			960,000	1,027,200

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			2,261,000	2,227,085

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			5,100,000	5,890,500

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			2,185,000	2,299,713

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			2,227,000	2,316,080

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			1,958,000	2,031,425

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016			835,000	932,069

				70,559,414
Telecommunications (6.6%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			4,350,000	4,757,813

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			2,640,000	2,880,900

CPI International Acquisition, Inc. 144A sr. notes 8s, 2018			790,000	780,125

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			1,020,000	1,086,300

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			1,490,000	1,683,700

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			3,140,000	3,297,000

EH Holding Corp. 144A sr. notes 6 1/2s, 2019(FWC)			1,865,000	1,885,981

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021(FWC)			3,370,000	3,445,825

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			315,000	333,900

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			3,081,000	3,119,513

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			8,568,562	9,286,179

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			5,774,000	6,235,920

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			2,040,000	2,210,850

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			3,136,000	3,230,080

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			868,000	917,910

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			5,355,000	5,763,319

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,093,000	1,090,268

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			1,175,000	1,182,344

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,530,000	1,755,675

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			1,335,000	1,416,769

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			1,606,000	1,742,510

PAETEC Holding Corp. 144A sr. unsec. notes 9 7/8s, 2018			4,080,000	4,375,800

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			465,000	512,081

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			3,030,000	3,291,338

Sprint Capital Corp. company guaranty 6 7/8s, 2028			7,718,000	7,486,460

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			5,565,000	6,274,538

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			1,420,000	1,444,850

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			3,975,000	4,223,438

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			2,225,000	2,586,563

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)		EUR	255,000	436,359

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)			$1,683,657	2,083,526

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			825,000	900,281

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			895,000	982,263

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			2,863,000	3,131,406

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			2,045,000	2,213,713

				98,045,497
Telephone (0.6%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			6,570,000	6,504,300

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,855,000	1,970,938

				8,475,238
Textiles (0.3%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			1,795,000	1,763,588

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			1,810,000	1,963,850

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			972,000	1,013,310

				4,740,748
Tire and rubber (—%)

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016			406,000	459,795

				459,795
Transportation (0.8%)

AMGH Merger Sub., Inc. 144A company guaranty sr. notes 9 1/4s, 2018			3,965,000	4,242,550

Swift Services Holdings, Inc. 144A company guaranty sr. notes 10s, 2018			3,770,000	4,184,700

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			3,020,000	2,936,950

				11,364,200
Utilities and power (3.9%)

AES Corp. (The) sr. unsec. notes 8s, 2020			1,291,000	1,397,508

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			270,000	312,525

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,655,000	1,789,469

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			1,155,000	1,180,988

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			2,230,000	2,358,225

Calpine Corp. 144A sr. notes 7 1/4s, 2017			4,228,000	4,397,120

Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)			3,247,000	3,699,167

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019			7,230,000	5,277,900

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			1,916,000	1,738,770

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			435,000	445,875

Edison Mission Energy sr. unsec. notes 7.2s, 2019			1,900,000	1,539,000

Edison Mission Energy sr. unsec. notes 7s, 2017			60,000	49,650

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	146,713

El Paso Natural Gas Co. debs. 8 5/8s, 2022			1,597,000	2,108,204

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			940,000	1,017,699

Energy Future/Energy Future Intermediate Holdings Co., LLC sr. notes 10s, 2020			1,354,000	1,472,689

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			3,560,000	3,880,400

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031			2,070,000	2,111,400

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			4,020,000	4,231,050

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	642,025

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			562,000	630,845

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			7,490,000	7,499,363

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,560,000	1,627,752

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			440,000	499,400

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			639,000	744,820

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			4,059,658	2,902,655

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty notes 15s, 2021			2,756,000	2,397,720

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			2,030,000	2,055,375

				58,154,307

Total Corporate bonds and notes (cost $1,190,858,427)				$1,247,327,602

SENIOR LOANS (5.5%)(a)(c)
			Principal amount	Value

Basic materials (0.5%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017			$775,000	$779,359

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			1,105,000	1,102,238

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B2, 7.501s, 2013 (United Kingdom)			1,761,320	1,818,562

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014 (United Kingdom)			1,773,544	1,831,184

Styron Corp. bank term loan FRN 6s, 2017			1,675,000	1,683,973

				7,215,316
Broadcasting (0.5%)

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.861s, 2016			4,171,422	3,645,939

Univision Communications, Inc. bank term loan FRN 4.461s, 2017			2,979,796	2,879,624

				6,525,563
Building materials (0.1%)

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			730,000	731,825

				731,825
Capital goods (—%)

Pinafore, LLC bank term loan FRN Ser. B1, 4 1/4s, 2016			723,354	725,012

				725,012
Commercial and consumer services (0.1%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			713,213	723,688

Compucom Systems, Inc. bank term loan FRN 3.72s, 2014			930,009	906,759

				1,630,447
Consumer cyclicals (1.4%)

Advantage Sales & Marketing, LLC bank term loan FRN 9 1/4s, 2018			315,000	321,300

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9.261s, 2017			905,000	910,656

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			3,880,000	3,932,380

Ceasars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016			849,250	900,205

Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014			539,967	476,746

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			2,300,000	2,294,662

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.2s, 2014			1,298,926	488,396

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.2s, 2014			484,674	182,237

Golden Nugget, Inc. bank term loan FRN 2.217s, 2014(PIK)			774,141	677,374

Golden Nugget, Inc. bank term loan FRN Ser. B, 2.22s, 2014(PIK)			1,359,757	1,189,787

Goodman Global, Inc. bank term loan FRN 9s, 2017			1,145,000	1,179,064

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			890,000	892,670

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			2,015,000	2,001,566

Revel Entertainment, LLC bank term loan FRN Ser. B, 9s, 2017			670,000	656,461

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			2,873,571	2,893,686

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			2,148,500	1,452,386

				20,449,576
Consumer staples (0.6%)

Claire's Stores, Inc. bank term loan FRN 3.051s, 2014			2,609,217	2,402,290

Del Monte Foods Co. bank term loan FRN Ser. B, 4 1/2s, 2018			1,700,000	1,699,458

Huish Detergents, Inc. bank term loan FRN 4.47s, 2014			780,000	739,538

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			3,075,000	3,078,844

Rite-Aid Corp. bank term loan FRN Ser. B, 1.959s, 2014			316,638	303,181

				8,223,311
Energy (0.1%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			1,927,941	1,929,318

Frac Tech International, LLC bank term loan FRN Ser. DD, 6 1/4s, 2016(FWC)(U)			257,059	257,242

				2,186,560
Financials (0.5%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			2,160,000	2,156,626

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			1,040,000	1,041,950

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			1,364,225	1,364,225

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014			2,260,000	2,276,545

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.791s, 2017			1,116,987	1,121,408

				7,960,754
Gaming and lottery (0.1%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.249s, 2015			1,275,000	1,186,388

				1,186,388
Health care (0.5%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			2,663,100	2,669,758

Fenwal, Inc. bank term loan FRN 5.561s, 2014			500,000	467,500

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)			1,415,000	1,425,907

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			3,410,000	3,412,558

				7,975,723
Homebuilding (0.3%)

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			4,400,000	4,664,000

				4,664,000
Publishing (0.1%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.46s, 2014			1,421,679	1,323,716

				1,323,716
Retail (0.1%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			763,088	762,706

				762,706
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.755s, 2017			989,462	962,939

				962,939
Telecommunications (—%)

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014			235,000	249,100

				249,100
Utilities and power (0.5%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.738s, 2017			10,079,407	7,952,652

				7,952,652

Total Senior loans (cost $82,661,960)				$80,725,588

COMMON STOCKS (3.1%)(a)
			Shares	Value

AES Corp. (The)(NON)			144,010	$1,866,370

Alliance HealthCare Services, Inc.(NON)			290,012	1,255,752

Ameristar Casinos, Inc.			107,925	2,423,996

Avis Budget Group, Inc.(NON)			70,380	1,237,984

Bohai Bay Litigation, LLC (Escrow)(F)(AFF)			3,899	12,165

Cincinnati Bell, Inc.(NON)			728,095	2,315,342

CIT Group, Inc.(NON)			22,503	997,558

CONSOL Energy, Inc.			34,840	1,786,247

FelCor Lodging Trust, Inc.(NON)(R)			182,130	1,134,670

Fortescue Metals Group, Ltd. (Australia)			200,750	1,398,973

Freeport-McMoRan Copper & Gold, Inc. Class B			47,560	2,455,998

General Motors Co.(NON)			84,096	2,675,094

Interpublic Group of Companies, Inc. (The)			133,500	1,592,655

Jarden Corp.			41,515	1,454,686

Kinder Morgan, Inc./Kansas			109,196	3,198,351

L-3 Communications Holdings, Inc.			27,980	2,284,567

LyondellBasell Industries NV Class A (Netherlands)			39,040	1,710,342

NII Holdings, Inc.(NON)			55,760	2,434,482

Petrohawk Energy Corp.(NON)			88,840	2,351,595

Quicksilver Resources, Inc.(NON)			100,635	1,438,074

Sealy Corp.(NON)			644,663	1,689,017

Spectrum Brands Holdings, Inc.(NON)			56,236	2,022,809

Stallion Oilfield Holdings, Ltd.			16,319	681,318

Terex Corp.(NON)			49,414	1,465,125

Trump Entertainment Resorts, Inc.(F)			3,732	18,660

TRW Automotive Holdings Corp.(NON)			36,720	2,088,266

Vantage Drilling Co.(NON)			573,155	1,146,310

Verso Paper Corp.(NON)			206,100	774,936

Visteon Corp. 144A(NON)			6,607	404,943

Total Common stocks (cost $39,411,682)				$46,316,285

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			39,100	$2,604,060

Crown Castle International Corp. $3.125 cum. cv. pfd.			34,320	2,063,662

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			110,563	2,316,018

General Motors Co. Ser. B, $2.375 cv. pfd.			55,378	2,775,822

Great Plains Energy, Inc. $6.00 cv. pfd.			20,030	1,332,997

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.			83,085	2,149,824

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			58,867	3,167,780

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			4,338	4,468

MetLife, Inc. $3.75 cv. pfd.			33,585	2,777,815

Nielsen Holdings NV $3.125 cv. pfd.			40,805	2,555,209

PPL Corp. $4.75 cv. pfd.			39,965	2,303,982

Unisys Corp. Ser. A, 6.25% cv. pfd.			26,547	2,186,942

XL Group PLC $2.688 cv. pfd.			71,385	2,273,612

Total Convertible preferred stocks (cost $30,361,098)				$28,512,191

CONVERTIBLE BONDS AND NOTES (1.4%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			$303,000	$314,741

Alliant Techsystems, Inc. cv. company guaranty sr. sub. notes 3s, 2024			1,930,000	2,173,663

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			2,029,000	2,041,681

Digital Realty Trust LP 144A cv. sr. unsec. notes 5 1/2s, 2029(R)			855,000	1,296,928

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			1,173,000	2,134,625

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 3 1/2s, 2012			930,000	926,513

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027			2,710,000	2,635,475

Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes 10 1/8s, 2014			382,000	570,613

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			1,357,000	1,662,325

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			2,269,000	2,405,140

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			1,155,000	2,210,381

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			1,202,000	1,869,110

Total Convertible bonds and notes (cost $16,916,272)				$20,241,195

PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			2,552	$2,465,152

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.(FWC)			157,265	4,131,352

Total Preferred stocks (cost $5,092,460)				$6,596,504

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$0.01	420	$6,552

General Motors Co.	07/10/19	18.33	17,488	291,525

General Motors Co.	07/10/16	10.00	17,488	396,803

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/01/13	EUR 1.00	4,137	266,795

Tower Semiconductor, Ltd. 144A (Israel)(F)	06/30/15	$0.01	672,570	161,417

Total Warrants (cost $933,302)				$1,123,092

SHORT-TERM INVESTMENTS (1.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.07%(e)			$19,680,323	$19,680,323

SSgA Prime Money Market Fund 0.04%(i)(P)			$450,000	450,000

U.S. Treasury Bills for effective yields ranging from 0.19% to 0.20%, August 25, 2011			260,000	259,851

U.S. Treasury Bills for effective yields ranging from 0.22% to 0.23%, July 28, 2011			211,000	210,924

Total Short-term investments (cost $20,601,128)				$20,601,098

TOTAL INVESTMENTS

Total investments (cost $1,386,836,329)(b)				$1,451,443,555

FORWARD CURRENCY CONTRACTS at 5/31/11 (aggregate face value $29,421,625) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	6/15/11	$840,965	$857,922	$16,957
	Euro	Sell	6/15/11	3,475,449	3,601,087	125,638
Barclays Bank PLC
	Euro	Sell	6/15/11	1,711,136	1,773,018	61,882
Citibank, N.A.
	Euro	Sell	6/15/11	1,862,761	1,929,400	66,639
Credit Suisse AG
	Euro	Sell	6/15/11	3,565,562	3,691,728	126,166
Deutsche Bank AG
	Euro	Sell	6/15/11	2,020,279	2,092,384	72,105
Goldman Sachs International
	Euro	Sell	6/15/11	480,889	498,146	17,257
HSBC Bank USA, National Association
	Euro	Sell	6/15/11	1,215,732	1,259,334	43,602
JPMorgan Chase Bank, N.A.
	Euro	Sell	6/15/11	1,139,991	1,179,861	39,870
Royal Bank of Scotland PLC (The)
	Euro	Sell	6/15/11	1,368,650	1,416,775	48,125
State Street Bank and Trust Co.
	Euro	Sell	6/15/11	4,245,935	4,267,760	21,825
UBS AG
	Euro	Sell	6/15/11	2,699,215	2,794,228	95,013
Westpac Banking Corp.
	Australian Dollar	Sell	6/15/11	1,448,778	1,486,975	38,197
	Canadian Dollar	Buy	6/15/11	906,591	924,978	(18,387)
	Euro	Sell	6/15/11	1,591,130	1,648,029	56,899

Total						$811,788

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through May 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,479,842,105.
(b)	The aggregate identified cost on a tax basis is $1,389,333,253, resulting in gross unrealized appreciation and depreciation of $93,180,171 and $31,069,869, respectively, or net unrealized appreciation of $62,110,302.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:
		Purchase	Sales	Dividend
	Affiliates	cost	proceeds	income	Value
	Bohai Bay Litigation, LLC (Escrow)	$—	$—	$—	$12,165

	Totals	$—	$—	$—	$12,165
Market values are shown for those securities affiliated at period end.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $11,716 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $428,469,495 and $423,038,811, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $257,059, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	Frac Tech International	$257,059

	Totals	$257,059
At the close of the reporting period, the fund maintained liquid assets totaling $676,083 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $199,960 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$4,941,276	$1,398,973	$—
Capital goods	1,465,125	—	—
Communication services	4,749,824	—	—
Consumer cyclicals	13,463,327	—	18,660
Consumer staples	3,260,793	—	—
Energy	7,403,544	—	12,165
Financials	997,558	—	—
Health care	1,255,752	—	—
Technology	2,284,567	—	—
Utilities and power	5,064,721	—	—
Total common stocks	44,886,487	1,398,973	30,825
Convertible bonds and notes	$—	$20,241,195	$—
Convertible preferred stocks	—	28,512,191	—
Corporate bonds and notes	—	1,244,907,048	2,420,554
Preferred stocks	—	6,596,504	—
Senior loans	—	80,725,588	—
Warrants	688,328	6,552	428,212
Short-term investments	20,130,323	470,775	—

Totals by level	$65,705,138	$1,382,858,826	$2,879,591

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		811,788

Totals by level	$—	$811,788	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$830,175	$18,387
Equity contracts	1,123,092	-

Total	$1,953,267	$18,387

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2011